DEPRECIATION AND AMORTIZATION (Details) - Summary of depreciation and amortization expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Summary of depreciation and amortization expense [Abstract]
Depreciation of ROU assets	$ 86	$ 79	$ 172	$ 133
Depreciation of PPE	61	30	115	61
R&D - Depreciation	147	109	287	194
G&A - Amortization of patent rights	46	29	62	41
Depreciation and Amortization	$ 193	$ 138	$ 349	$ 235